REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
a.Reportable segments:
ASC 280, "Segment Reporting"' establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This standard updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024, on a retrospective basis.

The Company reports its financial results for our two reportable segments: Customer Engagement and Financial Crime and Compliance.

The Customer Engagement segment includes CXone Mpower platform that empowers organizations to automate service at scale, augment the workforce with AI-powered solutions, and unify enterprise knowledge, data and AI models to drive faster resolutions and superior customer experiences.
The Financial Crime and Compliance Segment includes embedded-AI solutions that identify risks and help prevent money laundering and fraud, as well as help ensure financial markets compliance in real-time.

The Company's chief executive officer is its chief operating decision maker (CODM), who allocates resources to and assesses the performance of each operating segment using information about the operating segment's revenue and operating income.

The following table sets forth segment information of revenue, expenses, and operating income:

	Year ended December 31, 2025
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$2,459,974	$485,425	$—	2,945,399

Cost of Cloud (1)	676,020	95,034
Cost of Services (1)	122,099	72,458
Cost of Product (1)	16,355	4,385
Other segment items (1,2)	980,425	146,701

Operating income	$665,075	$166,847	$(186,164)	$645,758

Financial income and other, net				58,259

Income before taxes on income				$704,017
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $161,050 and $22,400 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.

	Year ended December 31, 2024
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$2,281,781	$453,491	$—	$2,735,272

Cost of Cloud (1)	620,919	74,125
Cost of Services (1)	124,250	58,127
Cost of Product (1)	17,926	3,124
Other segment items (1,2)	944,352	159,819

Operating income	$574,334	$158,296	$(186,676)	$545,954

Financial income and other, net				58,872

Income before taxes on income				$604,826
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $174,659 and $20,985 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,974,090	$403,418	$—	$2,377,508

Cost of Cloud (1)	496,516	58,618
Cost of Services (1)	132,069	56,190
Cost of Product (1)	17,804	3,259
Other segment items (1,2)	870,908	156,328

Operating income	$456,793	$129,023	$(150,589)	$435,227

Financial income and other, net				22,473

Income before taxes on income				$457,700
(1) Includes depreciation and amortization expense. Depreciation and amortization expense totaled $143,585 and $15,757 in respect of the Customer Engagement and Financial Crime and Compliance segments, respectively.
(2) Other segment items represent mainly cost of wages, maintenance expense, professional services expense, marketing expense, depreciation and amortization expense, and other expenses.

The following table presents property and equipment as of December 31, 2025 and 2024, based on operational segments:

	December 31,
	2025	2024
Customer Engagement	$158,829	$147,869
Financial Crime and Compliance	28,949	35,624
Non-allocated	1,617	1,799

	189,395	$185,292
b.Geographical information:
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2025	2024	2023
Americas, principally the US	$2,465,646	$2,321,524	$1,986,634
EMEA (*)	321,609	275,009	244,523
Israel	3,462	3,053	3,508
Asia Pacific	154,682	135,686	142,843

	$2,945,399	$2,735,272	$2,377,508
The following presents property and equipment and operating lease right-of-use assets as of December 31, 2025 and 2024, based on geographical areas:

	December 31,
	2025	2024
Americas, principally the US	$110,818	$132,115
EMEA (*)	18,065	12,509
Israel	121,806	118,786
Asia Pacific	16,770	14,965

	$267,459	$278,375
(*) Includes Europe, the Middle East (excluding Israel) and Africa.